Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Lease, Cost [Table Text Block]
The components of lease expense consisted of the following:

		Year Ended December 31,
Lease cost	Classification	2023	2022
Operating lease costs:
Operating lease cost	Lease expense	$51	$49
Finance lease costs:
Amortization of leased assets	Depreciation, amortization and accretion	—	—
Interest on lease liabilities	Interest expense	—	—
Short-term lease cost	Lease expense	2	2
Variable lease cost	Lease expense	15	12
Sublease income	Lease income	(42)	(39)
Net lease cost		$26	$24

Lease term and discount rate	December 31, 2023	December 31, 2022
Weighted average remaining lease term (years)
Operating leases	22	22
Finance leases	27	28
Weighted average discount rate (%)
Operating leases	6%	6%
Finance leases	4%	4%

	Year Ended December 31,
Other information	2023	2022
Cash paid for amount included in the measurement of lease liabilities:
Operating cash flows from operating leases	$(51)	$(49)
Operating cash flows from finance leases	—	—
Financing cash flows from finance leases	—	—
Leased assets obtained in exchange for new finance lease liabilities	—	—
Leased assets obtained in exchange for new operating lease liabilities	—	17

Lessee, Operating Lease, Liability, Maturity [Table Text Block]
Maturities of lease liabilities as of December 31, 2023 were as follows:

Maturity of lease liabilities	Operating leases	Finance leases	Total
2024	$50	$—	$50
2025	48	—	48
2026	47	—	47
2027	46	—	46
2028	45	—	45
Thereafter	726	15	741
Total lease payments	962	15	977
Less: interest	429	6	435
Present value of lease liabilities	$533	$9	$542

Lessor, Operating Lease, Payments to be Received, Maturity [Table Text Block]	Minimum future lease payments receivable as of December 31, 2023 were as follows:

2024	$108
2025	99
2026	82
2027	63
2028	38
Thereafter	17
Total undiscounted cash flows	$407